Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	NICE SYSTEMS LTD
Entity Central Index Key	0001003935
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	60,248,699
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 98,596	$ 204,437
Short term investments	199,955	144,003
Trade receivables (net of allowance for doubtful accounts of $6,374 and $4,671 at December 31, 2012 and 2011, respectively)	155,426	126,981
Other receivables and prepaid expenses	37,626	43,941
Inventories	13,897	13,404
Deferred tax assets	15,564	10,405
Total current assets	521,064	543,171
LONG-TERM ASSETS:
Long term investments	146,154	214,136
Other long-term assets	28,676	28,890
Property and equipment, net	41,278	28,299
Other intangible assets, net	228,746	158,153
Goodwill	695,027	609,187
Total long-term assets	1,139,881	1,038,665
Total assets	1,660,945	1,581,836
CURRENT LIABILITIES:
Trade payables	20,553	19,014
Deferred revenues and advances from customers	150,424	160,242
Accrued expenses and other liabilities	212,452	190,372
Total current liabilities	383,429	369,628
LONG-TERM LIABILITIES:
Accrued severance pay	24,327	23,728
Deferred tax liabilities	58,341	27,766
Other long-term liabilities	3,760	2,070
Total long-term liabilities	86,428	53,564
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2012 and 2011; Issued: 66,346,119 and 64,804,730 shares at December 31, 2012 and 2011, respectively; Outstanding: 60,248,699 and 61,807,169 shares at December 31, 2012 and 2011, respectively	16,666	16,273
Additional paid-in capital	1,045,733	988,076
Treasury shares at cost - 6,097,420 and 2,997,561 Ordinary shares at December 31, 2012 and 2011, respectively	(203,907)	(96,318)
Accumulated other comprehensive income (loss)	12,194	(1,895)
Retained earnings	320,402	252,508
Total shareholders' equity	1,191,088	1,158,644
Total liabilities and shareholders' equity	$ 1,660,945	$ 1,581,836

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,674		$ 4,671
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	66,346,119	66,346,119	64,804,730	64,804,730
Ordinary shares, outstanding	60,248,699	60,248,699	61,807,169	61,807,169
Treasury shares	6,097,420	6,097,420	2,997,561	2,997,561

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 369,381	$ 355,760	$ 325,429
Services	509,631	438,071	364,022
Total revenues	879,012	793,831	689,451
Cost of revenues:
Products	122,917	116,256	107,190
Services	228,306	191,049	161,885
Total cost of revenues	351,223	307,305	269,075
Gross profit	527,789	486,526	420,376
Operating expenses:
Research and development, net	121,387	109,127	97,083
Selling and marketing	230,162	199,044	178,407
General and administrative	96,134	95,650	76,345
Amortization of acquired intangibles	32,590	23,677	19,489
Restructuring expenses	1,884
Total operating expenses	482,157	427,498	371,324
Operating income	45,632	59,028	49,052
Financial income and other, net	8,268	10,621	9,185
Income before taxes on income	53,900	69,649	58,237
Taxes on income	13,994	(12,386)	(9,530)
Net income	$ 67,894	$ 57,263	$ 48,707
Net earnings per share:
Basic	$ 1.11	$ 0.91	$ 0.78
Diluted	$ 1.09	$ 0.89	$ 0.76

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 67,894	$ 57,263	$ 48,707
Other comprehensive income:
Change in foreign currency translation adjustment	7,175	(6,944)	135
Available- for- sale investments:
Change in net unrealized gains	2,553	759	81
Less: reclassification adjustment for net gains included in net income	(1,600)	(791)	(1,197)
Net change (net of tax effect of $94, $137, $158)	953	(32)	(1,116)
Cash flow hedges:
Change in unrealized gains	13,845	(13,466)	4,087
Less: reclassificiation adjustment for net gains included in net income	(7,884)	7,971	(1,115)
Net change	5,961	(5,495)	2,972
Other comprehensive income	14,089	(12,471)	1,991
Comprehensive income	81,983	44,792	50,698
Accumulated other comprehensive income (loss), foreign currency translation adjustments	5,962	(1,213)	5,731
Accumulated other comprehensive income (loss), unrealized gains on marketable securities, net of tax	3,443	2,490	2,522
Accumulated other comprehensive income (loss), unrealized gains (losses) on derivative instruments, net of tax	$ 2,789	$ (3,172)	$ 2,323

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	$ 94	$ 137	$ 158

Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 15,492	$ 892,139		$ 8,585	$ 146,538	$ 1,062,754
Issuance of shares of ESPP	4	432				436
Exercise of share options	364	25,409				25,773
Stock-based compensation		21,054				21,054
Excess tax benefit (shortfall) from share-based payment arrangements		(18)				(18)
Restricted shares vesting in respect of Actimize acquisition	15	48				63
Other comprehensive income				1,991		1,991
Net income					48,707	48,707
Total comprehensive income						50,698
Balance at Dec. 31, 2010	15,875	939,064		10,576	195,245	1,160,760
Assumption of restricted share units and options upon the acquisition		1,230				1,230
Issuance of shares of ESPP	5	557				562
Exercise of share options	391	25,683				26,074
Stock-based compensation		21,159				21,159
Excess tax benefit (shortfall) from share-based payment arrangements		372				372
Restricted shares vesting in respect of Actimize acquisition	2	11				13
Treasury shares purchased			(96,318)			(96,318)
Other comprehensive income				(12,471)		(12,471)
Net income					57,263	57,263
Total comprehensive income						44,792
Balance at Dec. 31, 2011	16,273	988,076	(96,318)	(1,895)	252,508	1,158,644
Assumption of restricted share units and options upon the acquisition		3,763				3,763
Issuance of shares of ESPP	5	594				599
Exercise of share options	388	29,584				29,972
Stock-based compensation		23,612				23,612
Excess tax benefit (shortfall) from share-based payment arrangements		104				104
Treasury shares purchased			(107,589)			(107,589)
Other comprehensive income				14,089		14,089
Net income					67,894	67,894
Total comprehensive income						81,983
Balance at Dec. 31, 2012	$ 16,666	$ 1,045,733	$ (203,907)	$ 12,194	$ 320,402	$ 1,191,088

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 67,894	$ 57,263	$ 48,707
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	95,477	66,958	57,110
Stock-based compensation	23,612	21,159	21,054
Excess tax shortfall (benefit) from share-based payment arrangements	(104)	(372)	18
Accrued severance pay, net	(126)	533	(1,015)
Amortization of premium and accrued interest on marketable securities	1,178	3,238	328
Gain on marketable securities, net	(1,600)	(791)	(1,197)
Realized gain on sale of intangible assets	(1,125)
Deferred taxes, net	(24,168)	(8,775)	(4,862)
Changes in operating assets and liabilities:
Trade receivables, net	(11,863)	(20,621)	6,344
Other receivables and prepaid expenses	3,815	5,812	(4,200)
Inventories	500	(2,048)	3,546
Trade payables	295	(3,743)	(7,136)
Accrued expenses and other liabilities	(17,940)	35,634	25,913
Other	(206)	127	410
Net cash provided by operating activities	135,639	154,374	145,020
Cash flows from investing activities:
Purchase of property and equipment	(28,690)	(17,307)	(11,704)
Proceeds from sale of property and equipment	1,006	84	13
Investment in marketable securities	(136,897)	(202,768)	(387,988)
Proceeds from maturity of marketable securities	151,750	229,482	66,635
Proceeds from sale and call of marketable securities	43,997	147,480	69,933
Proceeds from short-term bank deposits	8		40,029
Investment in short-term bank deposits	(31,007)
Payments for business acquisitions, net of cash acquired	(164,545)	(143,377)	(52,267)
Capitalization of software development costs	(1,110)	(1,150)	(1,311)
Proceeds from sale of intangible assets, net	1,125
Purchase of intangible assets		(3,000)
Net cash provided by (used in) investing activities	(164,363)	9,444	(276,660)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	30,380	26,751	25,984
Purchase of treasury shares	(107,038)	(95,886)
Excess tax benefit (shortfall) from share-based payment arrangements	104	372	(18)
Net cash provided by (used in) financing activities	(76,554)	(68,763)	25,966
Effect of exchange rate changes on cash	(563)	(144)	389
Increase (decrease) in cash and cash equivalents	(105,841)	94,911	(105,285)
Cash and cash equivalents at the beginning of the year	204,437	109,526	214,811
Cash and cash equivalents at the end of the year	98,596	204,437	109,526
Supplemental disclosure of cash flows activities:
Income taxes	10,711	17,560	9,988
Interest	63	78	28
Non-cash activities:
Accrued liability with respect to treasury shares	551	432
Acquisition Of Fizzback [Member]
Non-cash activities:
Assumption of restricted share units and options		1,230
Acquisition Of Merced [Member]
Non-cash activities:
Assumption of restricted share units and options	$ 3,763

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:-	GENERAL

a.             General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a leading provider of software solutions that enable organizations to take the next-best-action in order to improve customer experience and business results, ensure compliance, fight financial crime, and safeguard people and assets. The Company's end-to-end solutions enable organizations to capture either directly or indirectly, analyze, and operationalize, both off-line and in real time, mass quantities of structured and unstructured data (Big Data) from multiple customer interaction channels, including phone calls, web activity,  mobile apps, emails, chat, social media, video, radio transmission, physical sensors, and transactions. The Company operates in three business areas. The Customer Interactions business serves customer-centric organizations in Business-to-Consumer enterprises, such as in the financial services, telecommunications, and healthcare industries, and others. The Financial Crime & Compliance business serves financial institutions and regulatory agencies. The Security, Safety & Operations business addresses the needs of security sensitive organizations, such as banks, airports, mass transit, utilities, and public safety agencies. The Company offers its solutions primarily in an on-premise business model. To address growing market demand and customer need for greater operational flexibility with lower upfront costs and faster implementations, the Company also offers many solutions as Hosted or as Software as a Service (SaaS).

b.            Acquisitions:

1.       Acquisition of Merced:

On February 7, 2012, the Company completed the acquisition of all of the outstanding shares of Merced Systems, Inc. ("Merced"), the leading provider of performance management solutions that drive business execution in sales and service functions.  Merced's performance management solutions help drive sales effectiveness, superior customer experience and operating efficiency across a range of vertical industries. Merced's products serve Global 2000 customers, and include advanced analytics and reporting, incentive compensation management, coaching, and other performance execution applications.

The Company acquired Merced for an aggregate consideration of $ 185,868. The total purchase price of Merced was composed of the following:

Cash	$182,105
Options and Restricted Share Units*)	3,763

Total purchase price	$185,868

*)

Represents the fair value of the vested portion of 262,676 options and restricted shares of NICE granted upon consummation of the acquisition in exchange of partially vested options of Merced originally granted under the Merced Systems Inc. option plan. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-35 months, risk-free interest rate of 0.08%- 0.35%, expected volatility of 30.7%- 46.05% and no dividend yield.

Integrating Merced and the Company capabilities creates a closed-loop performance management solution. The value of goodwill is attributed to synergies between NICE portfolio and Merced's products and services and the strength of the Company's position in the market. The entire goodwill was assigned to the Customer Interactions Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Merced. The results of the Merced operations have been included in the consolidated financial statements since February 7, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$23,509
Trade receivables	14,116
Other receivables and prepaid expenses	1,201
Current deferred tax assets	1,120
Inventories	85
Long-term deposits	80
Property and equipment	1,714
Intercompany receivable	4,153
Other intangible assets	139,583
Goodwill	75,599

Total assets acquired	261,160

Trade payables	(858)
Current deferred tax liabilities	(2,046)
Accrued expenses and other liabilities	(24,061)
Long-term deferred tax liabilities	(48,327)

Total liabilities assumed	(75,292)

Net assets acquired	$185,868

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Merced's business. The fair value of intangible assets was based on market participant approach using an income approach.

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 17%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$91,874	17
Customer relationships	32,310	13
Covenant not to compete	8,009	40
Backlog	7,390	50

Total intangible assets	$139,583

2.       Acquisition of RedKite:

On October 22, 2012, the Company completed the acquisition of RedKite Financial Markets Limited ("RedKite"), an emerging provider of real-time, cloud-based institutional trade surveillance solutions. The Company acquired RedKite for total consideration of $ 11,601 comprised of $ 9,017 in cash and $ 2,584 representing the fair value of a potential earn out based on performance milestones amounting to a maximum additional payment of $ 5,750. The Company's enterprise trading compliance platform, broad library of regulatory coverage modules, market leadership, and global tier-one client presence, are expected to benefit from the RedKite acquisition, with the addition of RedKite's innovative, front-office based approach to real-time trade surveillance to the Actimize trading compliance solutions suite. The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of RedKite. The results of the RedKite operations have been included in the consolidated financial statements since October 22, 2012. The Company recorded technology and goodwill in amounts of $ 4,785 and $ 6,803, respectively. Technology is amortized over a period of 3 years.

3.       Acquisitions in previous years:

In 2011, the Company completed the acquisitions of CyberTech Investments BV and Fizzback Group (Holdings) Ltd. and their subsidiaries. Total fair value of purchase consideration for the acquisitions was $ 140,341, which includes cash paid for Common stock and Options and Restricted Share Units. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 68,785 and $ 85,994, respectively.

In 2010, the Company completed the acquisitions of Orsus Solutions Ltd., Lamda Communication Networks Ltd, and e-Glue Software Technologies Inc. and its subsidiaries. Total fair value of purchase consideration for the acquisitions was $ 59,766, which includes cash paid for Common stock and estimated fair value of earn-out payments. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 30,423 and $ 32,401, respectively. In 2011, the Company paid an additional amount of $ 5,689 primarily with respect to earn out for the acquisition of e-Glue.

4.       Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2012 and 2011, assuming that the acquisitions of Merced and Redkite occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2012	2011
	Unaudited	Unaudited

Revenues	$894,649	$830,754

Net income	$69,966	$14,924

Basic net earnings per share	$1.15	$0.24

Diluted net earnings per share	$1.12	$0.23

5.       Acquisition related costs for the years ended December 31, 2012 and 2011 amounted to $ 2,902 and $ 2,925, respectively, and were included mainly in general and administrative expenses.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.                        Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.                        Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.                        Principles of consolidation:

Intercompany transactions and balances have been eliminated upon consolidation.

d.                       Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.                 Marketable securities

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

f.                        Inventories

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2012, 2011 and 2010 were $ 3,482, $ 1,395 and $ 1,203, respectively, and have been included in cost of revenues.

g.                       Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6- 15

Leasehold improvements are amortized by the straight-line method over the term of the lease  or the estimated useful life of the improvements, whichever is shorter.

h.                 Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	18
Capitalized software development costs (see l below)	33
Trademarks	30
Covenant not to compete	49

Acquired IPR&D is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $ 0, $ 1,425 and $ 0 was recorded for the years 2012, 2011 and 2010, respectively.

i.                        Impairment of long-lived assets

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2012, 2011 and 2010, no impairment indicators have been identified.

j.                        Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions, and these segments comprise its reporting units.

In September 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The Company adopted the new guidance commencing January 1, 2012.

Following the adoption of the new guidance the Company performed a qualitative assessment and concluded that for the Customer Interactions Solutions and the Security Solutions, it is not more likely than not that the fair value of the reporting units is less than their carrying amounts and accordingly it is unnecessary to perform the two-step quantitative goodwill impairment test.

However, for the Financial Crime and Compliance Solutions segment it was concluded that it is more likely than not that the fair value of the reporting unit is less than its carrying amount and accordingly a quantitative goodwill impairment test was necessary and performed as in prior years by comparing the fair value of the reporting unit with its carrying value.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed the annual impairment tests during the fourth quarter of 2012, 2011 and 2010 and did not identify any impairment losses.

k.                        Revenue recognition

The Company generates revenues from sales of software products, services, which include support and maintenance, installation, project management, customization, consulting, training and hosting, as well as hardware sales. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Starting January 1, 2011, the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance did not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met.

The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's products with embedded software are now accounted for following ASC 605, other software deliverables which are occasionally sold together with tangible products are not essential for the performance of the tangible products and thus continued to be within the scope of ASC 985-605. As a result, the impact of the adoption of these standards was immaterial.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy typically differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

In multiple element arrangements where more-than-incidental software deliverables are included, revenue is allocated to each separate unit of accounting for each of the non-software deliverables and to the software deliverables as a group using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. If the arrangement contains more than one software deliverable, the arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable using the guidance for recognizing software revenue, as amended.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's respective shipping and handling costs are included in cost of sales.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2012 and 2011, the provision for product returns amounted to $ 2,167 and $ 2,237, respectively.

The Company also generates sales from SaaS offerings which provides its customers access to certain of its software within a cloud-based IT environment that the Company manages and offers to customers on a subscription basis. Revenues for the Company's software SaaS subscription offerings are recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

l.                         Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

m.                       Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income. See note 2(y) on changes in Accounting Principle.

n.                       Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

o.                       Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses and entered into option contracts to hedge future anticipated payments relating to a leasehold improvement. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See v below and Note 11.

p.                       Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2012, 2011 and 2010 amounted to $11,176, $ 12,090 and $ 8,978, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2012, 2011 and 2010, the Company recorded an expense for matching contributions in the amount of $ 3,989, $ 3,129 and $ 2,723, respectively.

q.                        Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 785,821, 1,096,069 and 2,086,379 for the years 2012, 2011 and 2010, respectively.

r.                        Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends. For information on the Company's future plans to pay dividends see notes 14d and 14e.

The Company values restricted stock based on the market value of the underlying shares at the date of grant.

s.                        Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

·

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

·	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

·	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$194,553	$-	$194,553
U.S. Treasuries	-	13,443	-	13,443
U.S. Government agency debentures	-	375	-	375
Israeli Treasury Bills	-	106,574	-	106,574

Total marketable securities	$-	$314,945	$-	$314,945

Derivative assets	$-	$2,795	$-	$2,795

Derivative liabilities	$-	$(4,107)	$-	$(4,107)

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

t.                        Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

u.                       Advertising expenses:

Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2012, 2011 and 2010 were $ 10,214, $ 7,887 and $ 6,969, respectively.

v.                        Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

w.                       Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

x.                        Comprenensive Income

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

y.                       Change in accounting  policy

Beginning 2012, the Company revised its accounting policy and now classifies interest and penalties related to income taxes (which includes uncertain tax positions) as a component of the provision for income taxes in the taxes on income (tax benefit) line of the consolidated statements of income. The Company believes that the classification of interest and penalties in the provision for income taxes is preferable because it believes these interest and penalties are costs of managing taxes payable (as opposed to, for example, interest being the cost of a debt). It is also more consistent with the way in which the Company manages the settlement of uncertain tax positions as one overall amount inclusive of interest and penalties and will provide more meaningful information to investors by including only interest income related to the Company's financial assets within financial income, net.

The change in accounting method for presentation of interest and penalties for income taxes was accounted for in accordance with ASC 250, "Accounting Changes and Error Corrections."  Accordingly, the change in accounting principle has been applied retrospectively by adjusting the financial statement amounts for the prior periods presented. The change to current or historical periods presented herein due to the change in accounting principle was limited to income statement classification, with no effect on net income.

Interest and penalties expenses for 2012 related to income taxes amounted to $ 1,880. The Company reclassified interest and penalties expenses in the amounts of $ 765 and $204 related to uncertain tax positions included in financial expenses, during 2011 and 2010, respectively, to conform to current year's presentation.

z.                        Recently issued accounting standards

In February 2013 the FASB issued ASU 2013-02 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

Short Term And Long Term Investments	12 Months Ended
Dec. 31, 2012
Short Term And Long Term Investments [Abstract]
Short Term And Long Term Investments
NOTE 3:-	SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $ 314,945 and $ 358,131 as of December 31, 2012 and 2011, respectively and short-term bank deposits in the amounts of $ 31,164 and $ 8 as of December 31, 2012 and 2011, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2012 and 2011:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011

Corporate debentures	$190,826	$201,301	$3,787	$3,089	$60	$1,556	$194,553	$202,834
U.S. Treasuries	13,227	18,302	276	1,180	60	-	13,443	19,482
U.S. Government agency debentures	375	10,709	-	40	-	1	375	10,748
Israeli Treasury Bills	106,330	124,679	244	388	-	-	106,574	125,067

	$310,758	$354,991	$4,307	$4,697	$120	$1,557	$314,945	$358,131

The scheduled maturities of available-for-sale marketable securities as of December 31, 2012 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$168,409	$168,791
Due after one year through five years	142,349	146,154

	$310,758	$314,945

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
NOTE 4:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2012	2011

Government authorities	$20,184	$17,495
Interest receivable	4,019	11,513
Prepaid expenses	8,575	9,929
Other	4,848	5,004

	$37,626	$43,941

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2012	2011

Raw materials	$3,330	$2,120
Work-in-progress	3,838	2,768
Finished goods	6,729	8,516

	$13,897	$13,404

Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
Other Long-Term Assets [Abstract]
Other Long-Term Assets
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2012	2011

Investment in affiliate	$-	$236
Severance pay fund	22,147	21,405
Long-term deposits	1,914	2,183
Deferred tax assets	4,615	5,066

	$28,676	$28,890

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$104,883	$87,119
Office furniture and equipment	16,149	15,741
Leasehold improvements	23,261	13,848

	144,293	116,708
Accumulated depreciation:
Computers and peripheral equipment	80,179	68,062
Office furniture and equipment	12,823	12,256
Leasehold improvements	10,013	8,091

	103,015	88,409

Depreciated cost	$41,278	$28,299

Depreciation expense totaled $ 16,280, $ 12,959 and $ 11,757 for the years 2012, 2011 and 2010, respectively.

Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
Other Intangible Assets, Net
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.             Definite-lived other intangible assets:

	December 31,
	2012	2011
Original amounts:
Core technology	$290,217	$189,446
Customer relationships and distribution network	193,868	150,162
Capitalized software development costs	12,518	11,217
Trademarks	14,487	15,469
Covenant not to compete	10,582	3,076

	521,672	369,370
Accumulated amortization:
Core technology	152,331	110,194
Customer relationships and distribution network	114,384	81,709
Capitalized software development costs	10,016	8,622
Trademarks	11,111	9,535
Covenant not to compete	5,084	1,157

	292,926	211,217

Other intangible assets, net	$228,746	$158,153

b.	Amortization expense amounted to $ 79,196, $ 52,574 and $ 45,353 for the years 2012, 2011 and 2010, respectively.

c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2013	$72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696

$226,244

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2012 and 2011 are as follows:

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2012	$290,590	$57,978	$260,619	$609,187

Acquisitions	75,599	-	6,803	82,402
Functional currency translation adjustments	2,114	476	848	3,438

As of December 31, 2012	$368,303	$58,454	$268,270	$695,027

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187

Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2011

Employees and payroll accruals	$66,732	$59,713
Accrued expenses	83,637	71,040
Government authorities	59,077	57,683
Other	3,006	1,936

	$212,452	$190,372

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company entered into derivative instrument arrangements to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll payments and to hedge future anticipated payments relating to leasehold improvements. These derivative instruments are designated as cash flow hedges, as defined by ASC 815. The transactions to hedge salary payments and payments relating to leasehold improvements are made on denominated amounts that are no greater than forecasted cash flows for salaries and benefits and leasehold improvements according to the Company's budget and on the dates that the cash flows are expected to be paid or received. These transactions are effective and as a result, are recorded as payroll expenses or rent expenses, respectively, at the time that the hedged income/expense is recorded. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income (expense) in the period of change.

The Company also entered into forward contracts, to hedge Israeli Treasury Bills denominated in NIS against changes in U.S. dollar/NIS exchange rate fluctuations. These derivative instruments are also designated as cash flow hedges and accordingly are measured in fair value. The Company records the effective portion of any gain or loss in other comprehensive income and then reclassifies amounts from other comprehensive income to financial income (expense) to offset the foreign exchange earnings impact of the hedged available-for-sale securities.

	Notional amount		Fair value
	December 31,		December 31,
	2012	2011	2012	2011

Option contracts to hedge payroll expenses	$88,050	$73,400	$2,795	$(2,920)
Option contracts to hedge future anticipated payments relating to leasehold improvements	-	3,000	-	(28)
Forward contracts to hedge Israeli Treasury Bills	107,408	123,501	(4,107)	9,587

	$195,458	$199,901	$(1,312)	$6,639

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2012, the Company expects to reclassify all of the net gain on derivative instruments in the amount of $ 2,789 from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2012 and 2011 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivative assets:
Foreign exchange forward contracts		$-	$9,587
Foreign exchange option contracts		$2,795	$-

Derivative liabilities:
Foreign exchange option contracts		$-	$(2,948)
Foreign exchange forward contracts		$(4,107)	$-

Derivative assets	Other receivables and prepaid expenses	$2,795	$9,587
Derivative liabilities	Accrued expenses and other liabilities	$(4,107)	$(2,948)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2012, 2011 and 2010 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(2,773)	$2,929	$(3,193)
Foreign exchange forward contracts	(11,072)	10,537	(894)

	$(13,845)	$13,466	$(4,087)

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2012	2011	2010
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$2,667	$(1,930)	$(1,127)
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	-	51
Foreign exchange forward contracts	Financial income	(10,551)	9,901	(39)

		$(7,884)	$7,971	$(1,115)

The ineffective portion of the gain (loss) resulting from the change in fair value of a cash flow hedge for the years ended December 31, 2012, 2011 and 2010 amounted to $ 0, $ 0 and $ 38, respectively.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.

The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2013	$15,832
2014	14,912
2015	14,329
2016	12,352
2017	11,373
2018 and thereafter	43,807

$112,605

 Rent expenses for the years 2012, 2011 and 2010 were approximately $ 17,373, $ 18,607 and $ 16,202, respectively.

2.

The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 1,322 as of December 31, 2012.

Lease expenses for motor vehicles for the years 2012, 2011 and 2010 were $ 4,798 $ 5,707 and $ 5,507, respectively.

b.	Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase goods and under an agreement with its manufacturing subcontractor to purchase projected inventory and excess inventory. Non cancelable obligations, net of provisions, as of December 31, 2012, were $ 2,402. These obligations are expected to be fulfilled  during 2013.

The Company is also obligated under certain agreements with its suppliers to purchase licenses and hosting services. Non cancelable obligations as of December 31, 2012, were $ 11,190.

c.	Legal proceedings:

1.

In December 2006, Calyon Corporate and Investment Bank ("Calyon") filed a suit against the Company in the District Court of Tel Aviv, demanding repayment of $ 648 plus accrued interest, for a total amount of $ 740. The Company deducted this amount in January 2004 from a payment transferred in connection with the acquisition of Thales Contact Solutions ("TCS"). The Company had notified TCS in 2004 that it had set off such amount with respect to an overdue payment by TCS to the Company. The dispute was submitted to mediation, however the mediation process failed and the proceedings were returned to the District Court of Tel Aviv. Trial was held on September 11, 2011, and on May 6, 2012 the Court ruled in favor of the Company, dismissing all claims filed by Calyon and ordering it to pay the Company legal expenses. On June 26, 2012, Calyon filed an appeal to the Supreme Court. The Supreme Court ordered Calyon to submit its written summary by June 18, 2013, and the Company to submit its written summary by August 15, 2013. A hearing is scheduled for November 20, 2013. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

2.

On September 16, 2009, Fair Isaac Corporation ("FICO") filed a claim in the United States District Court for the District of Delaware against Actimize Inc. and the Company, claiming that Actimize and the Company are infringing two U.S. patents. These patents cover various aspects of fraud detection. FICO requested damages and an injunction. On January 18, 2012, the parties agreed to the terms of settlement proposed by the court. The parties resolved the case and filed a Stipulation of Dismissal on June 29, 2012, and the court ordered the dismissal on July 2, 2012.

3.

On March 10, 2010, Nuvation Research Corporation ("Nuvation") filed a lawsuit against the Company with the Supreme Court of the State of New York.  The lawsuit alleges, among others, that the Company breached a contract with Nuvation and defrauded Nuvation.  Nuvation was claiming damages in a total amount of $8 million.  On September 19, 2011, the parties reached an agreement in principle to settle the dispute through binding arbitration/mediation and also agreed that the mediation outcome will be subject to a minimum payment by NICE to Nuvation of $100,000.  The parties had a one-day arbitration/mediation meeting on March 14, 2012, and an Award, dated April 25, 2012, was issued and the Judge dismissed all of Nuvation's claims with prejudice. NICE paid such amount to Nuvation, and the parties also exchanged general releases and executed and filed a Stipulation of Dismissal, with prejudice. The case has been resolved.

4.

On July 15, 2010, Tal-Yam Engineering Projects Management and Initiation ("Tal-Yam") filed a suit against the Company in the Tel Aviv Magistrate's Court. The suit alleges a breach of contract due to failure to pay for services rendered to the Company. Tal-Yam is seeking damages in the amount of approximately NIS 1.0 million (approximately $ 262) and disclosure of certain invoices and related documentation. The Company submitted its statement of defense on October 24, 2010. The parties participated in mediation proceedings under Israeli Law that were not successful. Trial hearings took place during January 2013, and summation has yet to be scheduled by the court. At this preliminary stage of the proceedings, the Company is unable to evaluate the probability of a favorable or unfavorable outcome.

5.

Labor disputes:

On November 7, 2012, a former employee of Actimize Inc. filed a suit in the United States District Court for the Southern District of New York claiming discrimination on the basis of disability. The suit includes a claim for reinstatement as well as compensatory damages and other relief. The parties are scheduled to hold mediation on May 16, 2013, and the estimated demand for settlement by the plaintiff is about $310,000 plus attorney fees. The Company is unable to evaluate the probability of a favorable or unfavorable outcome in this dispute.

6.

The Company is involved in various other legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

7.	The Company accrued a liability for all legal proceedings where the loss is considered probable and the amount can be reasonably estimated. The amount accrued at December 31, 2012 was immaterial.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel: Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.

Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company is in compliance with all the conditions required by the Law.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2012, approximately $ 310,000 is tax-exempt attributable to its various Approved and Privileged Enterprise programs. If such tax exempt income is distributed (other than in respect of the Approved Enterprise programs upon the complete liquidation of the Company), it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%- 25%) and an income tax liability of approximately $ 56,000 would be incurred as of December 31, 2012.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income (as part of its "Preferred Enterprise"). The Company has generally elected for the Preferred Enterprise regime to apply (the waiver is non-recourse) from January 1, 2012 and from then, assuming validly made, it will be subject to the amended tax rates as follows: 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%

In November 2012, as a temporary fiscal raising measure, an order was passed in Israel intended to encourage companies to voluntarily elect for an immediate payment of corporate tax on previously tax-exempted earnings which were earned pursuant to Approved and Privileged Enterprises ("the Order"). The Order does not require the actual distribution of these previously tax-exempted earnings. The Order provides, for those companies which so elect before November 2013, partial Israeli tax relief calculated on a linear basis: the greater the release of the previously tax-exempted earnings, the higher the relief from corporate tax which otherwise would have applied upon an actual distribution. According to the statutory linear formula provided in the Order, the corporate income tax to be paid, would vary from a 6% to a 17.5% effective tax rate. The Company is currently assessing the impact of the Order.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As at December 31, 2012, the amount of undistributed earnings of non-Israeli subsidiaries which is considered indefinitely reinvested was $ 209,000 with a corresponding unrecognized deferred tax liability of $ 42,700. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2012, certain subsidiaries had tax loss carry-forwards totaling approximately $ 126,000 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Approximately $ 92,000 of these carry-forward tax losses have no expiration date. The balance expires between 2013 and 2029.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.

Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating losses carryforward *)	$27,606	$30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400

Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)

Deferred tax assets	30,596	27,187

Deferred tax liabilities:
Acquired intangibles	(68,795)	(39,742)

Deferred tax liabilities, net	$(38,199)	$(12,555)

*)

Including deferred taxes on losses for US income tax purposes as of December 31, 2012 and 2011, derived from the exercise of employee stock options in the amount of $ 9,600 and $ 9,300, respectively. The benefit derived from the exercise of employee stock options was not recorded through additional paid in capital as required under ASC 718 since a full valuation allowance was provided in this respect. As a result, there is no impact on the Company's shareholders' equity and on the deferred taxes for each of the years presented.

	December 31,
	2012	2011

Current deferred tax assets	$15,564	$10,405
Long-term deferred tax assets	4,615	5,066
Current deferred tax liabilities	(37)	(260)
Long-term deferred tax liabilities	(58,341)	(27,766)

Deferred tax liabilities, net	$(38,199)	$(12,555)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of income	$53,900	$69,649	$58,237

Statutory tax rate in Israel	25%	24%	25%
Approved and Privileged Enterprise benefits *)	(11.6)%	(12.8)%	(7.7)%
Changes in valuation allowance	(7.0)%	(0.5)%	(2.5)%
Earnings taxed under foreign law	(17.4)%	(0.4)%	(5.7)%
Tax Settlements and other adjustments of prior year provisions	(17.3)%	7.1%	4.3%
Other	2.3%	0.4%	3.0%

Effective tax rate	(26.0)%	17.8%	16.4%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.10	$0.09

Diluted	$0.10	$0.10	$0.09

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$67,559	$46,858	$38,608
Foreign	(13,659)	22,791	19,629

	$53,900	$69,649	$58,237

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current	$10,250	$21,136	$14,443
Deferred	(24,244)	(8,750)	(4,913)

	$(13,994)	$12,386	$9,530

Domestic	$16,856	$5,764	$4,384
Foreign	(30,850)	6,622	5,146

	$(13,994)	$12,386	$9,530

Of which:

	Year ended December 31,
	2012	2011	2010

Domestic Taxes
Current	$17,933	$8,097	$4,872
Deferred	(1,077)	(2,333)	(488)

	$16,856	$5,764	$4,384
Foreign Taxes
Current	$(7,749)	$13,039	$9,571
Deferred	(23,101)	(6,417)	(4,425)

	$(30,850)	$6,622	$5,146

Taxes on income	$(13,994)	$12,386	$9,530

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$43,435	$36,029
Increases in tax positions for prior years	-	936
Decreases in tax positions for prior years	(3,147)	-
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)

Uncertain tax positions, end of year	$37,965	$43,435

Unrecognized tax benefits included $ 37,804 of tax benefits, which if recognized, would reduce the Company's annual effective tax rate. The Company has further accrued $ 4,107 due to interest related to uncertain tax positions as of December 31, 2012.

During 2012, prior tax years in Israel, the U.S. and the United Kingdom were closed by way of the expiration of the statute of limitations and settlements reached with those tax authorities through routine tax audits.  The Company is currently in the process of routine Israeli income tax audits for the tax years 2006 through 2011. As of December 31, 2012, the Company is still subject to further Israeli income tax audits for the tax year of 2012, to U.S. federal income tax audits for the tax years of 2010 through 2012 and to other income tax audits for the tax years of 2007 through 2012.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADS's") are traded on NASDAQ.

b.	Share option plans:

In 2003, the Company adopted the 2003 Stock Option Plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees and officers of the Company may be granted options to acquire ordinary shares. The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the grant date, subject to certain exceptions, which may be determined by the Company's Board of Directors. Generally, under the terms of the 2003 Option Plan, 25% of the stock options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Stock options expire six years after the date of grant.

Pursuant to the terms of the acquisitions of Actimize Ltd., Orsus Solutions Ltd, e-Glue Software Technologies Inc., Fizzback and Merced the Company assumed or replaced unvested options, Restricted Stock Awards ("RSA's") and Restricted Stock Units ("RSU's") and converted them into NICE options, RSA's and RSU's, based on the agreed exchange ratio. Each assumed option, RSA and RSU is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option, RSA and RSU immediately prior to the acquisition.

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award"). The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which may be determined by the Company's Board of Directors, including in some cases options granted with an exercise price at par value. Further, in case the Company distributes cash dividends the exercise price for each option outstanding prior to the distribution shall be reduced by an amount equal to the gross amount of the dividend per share distributed.

Generally, under the terms of the 2008 Plan, 25% of an Award granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and par value options, unless determined otherwise by the Board of Directors, 25% of the restricted share units granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that: (i) options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share), and (ii) options granted with an exercise price equal to the nominal value of an ordinary share shall have a vesting schedule identical to that of restricted share units, as indicated above.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2012, 2011 and 2010 was estimated using the following assumptions:

	2012	2011	2010

Expected volatility	27.8%- 34.8%	34.3%- 43.8%	42.8%- 48.4%
Weighted average volatility	29.4%	43.02%	43.7%
Risk free interest rate	0.4%- 0.5%	0.2%- 1.3%	0.8%- 1.8%
Expected dividend	0%	0%	0%
Expected term (in years)	3.3	2.5- 3.7	2.5- 3.7

A summary of the Company's stock options activity and related information for the year ended December 31, 2012, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,983,541	$22.01	4.09	$62,049
Granted	1,243,501
Assumed	201,488
Exercised	(1,333,909)
Forfeited	(512,658)
Cancelled	(43,950)

Outstanding at December 31, 2012	4,538,013	21.53	4.31	54,231

Exercisable at December 31, 2012	1,802,460	24.82	3.18	15,612

The weighted-average grant-date fair value of options granted during the years 2012, 2011 and 2010 was $ 16.09, $ 17.99 and $ 14.58, respectively.

The total intrinsic value of options exercised during the years 2012, 2011 and 2010 was $ 18,072, $ 19,295 and $ 15,294, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2012	term	price	2012	exercisable
		(Years)	$		$

$0.02	828	0.66	0.02	828	0.02
$0.27	1,161,448	5.12	0.27	210,795	0.27
$0.69	33,490	7.45	0.69	11,453	0.69
$2.89	5,132	2.13	2.89	5,132	2.89
$6.00- 6.87	19,964	3.56	6.57	19,964	6.57
$11.4- 14.60	66,046	5.83	12.88	48,551	13.20
$17.72- 25.01	350,472	3.54	21.37	230,246	22.05
$26.85- 35.31	2,900,633	4.02	30.64	1,275,491	30.42

	4,538,013	4.31	21.53	1,802,460	24.82

A summary of the Company's Restricted Stock Awards ("RSA") and the Company's Restricted Stock Units ("RSU") activities and related information for the year ended December 31, 2012, is as follows:

	Number of RSU & RSA	Weighted average exercise price *)

Outstanding at January 1, 2012	525,500	NIS	1
Issued	372,725	NIS	1
Assumed	61,188	NIS	1
Vested	(189,727)	NIS	1
Forfeited	(68,708)	NIS	1

Outstanding at December 31, 2012	700,978	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.

As of December 31, 2012, there was approximately $ 41,086 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized up to four years.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$4,156	$2,922	$2,634
Research and development, net	2,840	2,966	3,650
Selling and marketing	7,981	7,490	5,920
General and administrative	8,635	7,781	8,850

Total stock-based compensation expenses	$23,612	$21,159	$21,054

c.	Employee Stock Purchase Plan:

Eligible employees under the Employee Stock Purchase Plan ("ESPP") can have between 2% to 10% of their earnings withheld, under certain limitations, to be used to purchase ordinary shares. The price of ordinary shares purchased under the ESPP is equal to 95% of the fair market value of the ordinary shares.

During 2012, 2011 and 2010, employees purchased 17,753, 16,582 and 16,537 shares at average prices of $ 33.73, $ 33.88 and $ 26.38 per share, respectively.

d.	Treasury shares:

On February 15, 2011, November 2, 2011 and on October 31, 2012 the board of directors of the Company authorized a program to repurchase up to $ 100,000 at each time (total of $ 300,000) of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The program does not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to dollars on the basis of the exchange rate prevailing at the date of the conversion.

On February 13, 2013, the Company announced that the board of directors has approved a dividend policy under which the Company intends to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the board. Under Israeli law, dividends may be paid only out of profits and other surplus (as defined in the law) as of the most recent financial statements or as accrued over a period of two years, whichever is higher, provided that there is no reasonable concern that the dividend distribution will prevent the Company from meeting its existing and foreseeable obligations as they come due.  Historically, the Company has not declared or paid cash dividends on its ordinary shares.

Reportable Segments And Geographical Information	12 Months Ended
Dec. 31, 2012
Reportable Segments And Geographical Information [Abstract]
Reportable Segments And Geographical Information
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available. Certain comparative figures related to the amortization of intangible assets have been reclassified to conform to current year presentation.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income (loss)	$112,027	$27,645	$3,200	$(97,240)	$45,632

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$123,237	$27,164	$(6,662)	$(84,711)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$111,771	$8,535	$71	$(71,325)	$49,052

The following presents long-lived assets of December 31, 2012 and 2011, based on operational segments:

	December 31,
	2012	2011

Customer Interactions Solutions	$24,247	$14,535
Security Solutions	5,941	4,533
Financial Crime and Compliance Solutions	7,157	7,319
Non-allocated	3,933	1,912

	$41,278	$28,299

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2012	2011	2010

Americas	$549,575	$499,162	$429,889
EMEA *)	200,624	187,650	175,489
Israel	9,784	8,990	7,316
Asia Pacific	119,029	98,029	76,757

	$879,012	$793,831	$689,451

The following presents long-lived assets of December 31, 2012 and 2011, based on geographical segments:

	December 31,
	2012	2011

Americas	$8,583	$7,735
EMEA *)	5,042	4,334
Israel	25,942	14,685
Asia Pacific	1,711	1,545

	$41,278	$28,299

*)	Includes Europe, the Middle East (excluding Israel) and Africa.

Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Selected Statements Of Income Data
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2012	2011	2010

Total costs	$126,584	$113,671	$102,208
Less - grants and participations	(4,087)	(3,394)	(3,814)
Less - capitalization of software development costs	(1,110)	(1,150)	(1,311)

	$121,387	$109,127	$97,083

b.

Restructuring expense:

In the third quarter of 2012, the Company initiated a restructuring program for the consolidation of facilities in order to reduce its operating costs. The Company discontinued the use of approximately 14,783 square meters of research and development and sales facilities. The Company accrued $0.9 million for the fair value of its future contractual obligations under these operating leases as of the date it ceased to use the leased properties. In connection with this restructuring program, the Company recorded restructuring charges in the third quarter of 2012 totaling $1.9 million.

c.	Financial income and other, net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$4,230	$8,357	$8,889
Gain on forward contracts	-	9,902	-
Realized gain on marketable securities	2,095	1,124	1,435
Interest	2,616	3,154	1,787
Foreign currency translation	1,717	1,725	927

	10,658	24,262	13,038
Financial expenses:
Realized loss on marketable securities	(495)	(333)	(238)
Interest	(103)	(165)	(46)
Foreign currency translation	(2,368)	(11,872)	(2,109)
Other	(954)	(1,109)	(1,306)

	(3,920)	(13,479)	(3,699)

Other income (expenses), net	1,530	(162)	(154)

	$8,268	$10,621	$9,185

d.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2012	2011	2010

Net income available to ordinary shareholders	$67,894	$57,263	$48,707

2.	Denominator (in thousands):

	Year ended December 31,
	2012	2011	2010

Denominator for basic net earnings per share -
Weighted average number of shares	60,905	62,924	62,652
Effect of dilutive securities:
Add - employee stock options and RSU	1,356	1,317	1,480

Denominator for diluted net earnings per share - adjusted weighted average shares	62,261	64,241	64,132

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
NOTE 17:-	SUBSEQUENT EVENT

On February 13, 2013, the Company announced that the board of directors has approved a dividend policy under which the Company intends to pay quarterly cash dividends to holders of its ordinary shares and ADRs subject to declaration by the board. See Note 14e for further information related to the dividend distribution.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates

a.                        Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements In United States Dollars

b.                        Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles Of Consolidation	c. Principles of consolidation: Intercompany transactions and balances have been eliminated upon consolidation.
Cash Equivalents	d. Cash equivalents: Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable Securities

e.                 Marketable securities

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Inventories

f.                        Inventories

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2012, 2011 and 2010 were $ 3,482, $ 1,395 and $ 1,203, respectively, and have been included in cost of revenues.

Property And Equipment, Net

g.                       Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6- 15

Leasehold improvements are amortized by the straight-line method over the term of the lease  or the estimated useful life of the improvements, whichever is shorter.

Other Intangible Assets, Net

h.                 Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	18
Capitalized software development costs (see l below)	33
Trademarks	30
Covenant not to compete	49

Acquired IPR&D is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $ 0, $ 1,425 and $ 0 was recorded for the years 2012, 2011 and 2010, respectively.

Impairment Of Long-Lived Assets

i.                        Impairment of long-lived assets

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2012, 2011 and 2010, no impairment indicators have been identified.

Goodwill

j.                        Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions, and these segments comprise its reporting units.

In September 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles – Goodwill and Other". The revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The Company adopted the new guidance commencing January 1, 2012.

Following the adoption of the new guidance the Company performed a qualitative assessment and concluded that for the Customer Interactions Solutions and the Security Solutions, it is not more likely than not that the fair value of the reporting units is less than their carrying amounts and accordingly it is unnecessary to perform the two-step quantitative goodwill impairment test.

However, for the Financial Crime and Compliance Solutions segment it was concluded that it is more likely than not that the fair value of the reporting unit is less than its carrying amount and accordingly a quantitative goodwill impairment test was necessary and performed as in prior years by comparing the fair value of the reporting unit with its carrying value.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed the annual impairment tests during the fourth quarter of 2012, 2011 and 2010 and did not identify any impairment losses.

Revenue Recognition

k.                        Revenue recognition

The Company generates revenues from sales of software products, services, which include support and maintenance, installation, project management, customization, consulting, training and hosting, as well as hardware sales. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Starting January 1, 2011, the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance did not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met.

The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's products with embedded software are now accounted for following ASC 605, other software deliverables which are occasionally sold together with tangible products are not essential for the performance of the tangible products and thus continued to be within the scope of ASC 985-605. As a result, the impact of the adoption of these standards was immaterial.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy typically differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

In multiple element arrangements where more-than-incidental software deliverables are included, revenue is allocated to each separate unit of accounting for each of the non-software deliverables and to the software deliverables as a group using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. If the arrangement contains more than one software deliverable, the arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable using the guidance for recognizing software revenue, as amended.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's respective shipping and handling costs are included in cost of sales.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2012 and 2011, the provision for product returns amounted to $ 2,167 and $ 2,237, respectively.

The Company also generates sales from SaaS offerings which provides its customers access to certain of its software within a cloud-based IT environment that the Company manages and offers to customers on a subscription basis. Revenues for the Company's software SaaS subscription offerings are recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

Research And Development Costs

l.                         Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

Income Taxes

m.                       Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income. See note 2(y) on changes in Accounting Principle.

Government Grants

n.                       Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

Concentrations Of Credit Risk

o.                       Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses and entered into option contracts to hedge future anticipated payments relating to a leasehold improvement. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See v below and Note 11.

Severance Pay

p.                       Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2012, 2011 and 2010 amounted to $11,176, $ 12,090 and $ 8,978, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2012, 2011 and 2010, the Company recorded an expense for matching contributions in the amount of $ 3,989, $ 3,129 and $ 2,723, respectively.

Basic And Diluted Net Earnings Per Share

q.                        Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 785,821, 1,096,069 and 2,086,379 for the years 2012, 2011 and 2010, respectively.

Accounting For Stock-Based Compensation

r.                        Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends. For information on the Company's future plans to pay dividends see notes 14d and 14e.

The Company values restricted stock based on the market value of the underlying shares at the date of grant.

Fair Value Of Financial Instruments

s.                        Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

·

Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

·	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

·	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011:

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$194,553	$-	$194,553
U.S. Treasuries	-	13,443	-	13,443
U.S. Government agency debentures	-	375	-	375
Israeli Treasury Bills	-	106,574	-	106,574

Total marketable securities	$-	$314,945	$-	$314,945

Derivative assets	$-	$2,795	$-	$2,795

Derivative liabilities	$-	$(4,107)	$-	$(4,107)

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

Legal Contingencies

t.                        Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising Expenses	u. Advertising expenses: Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2012, 2011 and 2010 were $ 10,214, $ 7,887 and $ 6,969, respectively.
Derivatives And Hedging Activities

v.                        Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Treasury Shares

w.                       Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

Comprehensive Income

x.                        Comprenensive Income

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company adopted the new guidance commencing January 1, 2012.  The Company chose to present the Comprehensive Income in two separate but consecutive statements.

Change In Accounting Policy

y.                       Change in accounting  policy

Beginning 2012, the Company revised its accounting policy and now classifies interest and penalties related to income taxes (which includes uncertain tax positions) as a component of the provision for income taxes in the taxes on income (tax benefit) line of the consolidated statements of income. The Company believes that the classification of interest and penalties in the provision for income taxes is preferable because it believes these interest and penalties are costs of managing taxes payable (as opposed to, for example, interest being the cost of a debt). It is also more consistent with the way in which the Company manages the settlement of uncertain tax positions as one overall amount inclusive of interest and penalties and will provide more meaningful information to investors by including only interest income related to the Company's financial assets within financial income, net.

The change in accounting method for presentation of interest and penalties for income taxes was accounted for in accordance with ASC 250, "Accounting Changes and Error Corrections."  Accordingly, the change in accounting principle has been applied retrospectively by adjusting the financial statement amounts for the prior periods presented. The change to current or historical periods presented herein due to the change in accounting principle was limited to income statement classification, with no effect on net income.

Interest and penalties expenses for 2012 related to income taxes amounted to $ 1,880. The Company reclassified interest and penalties expenses in the amounts of $ 765 and $204 related to uncertain tax positions included in financial expenses, during 2011 and 2010, respectively, to conform to current year's presentation.

General (Tables)	12 Months Ended
Dec. 31, 2012
General [Line Items]
Schedule Of Total Purchase Price
Cash	$182,105
Options and Restricted Share Units*)	3,763

Total purchase price	$185,868

*)

Represents the fair value of the vested portion of 262,676 options and restricted shares of NICE granted upon consummation of the acquisition in exchange of partially vested options of Merced originally granted under the Merced Systems Inc. option plan. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-35 months, risk-free interest rate of 0.08%- 0.35%, expected volatility of 30.7%- 46.05% and no dividend yield.

Schedule Of Unaudited Pro Forma Condensed Results Of Operations

	Year ended December 31,
	2012	2011
	Unaudited	Unaudited

Revenues	$894,649	$830,754

Net income	$69,966	$14,924

Basic net earnings per share	$1.15	$0.24

Diluted net earnings per share	$1.12	$0.23

Acquisition Of Merced [Member]
General [Line Items]
Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
Cash	$23,509
Trade receivables	14,116
Other receivables and prepaid expenses	1,201
Current deferred tax assets	1,120
Inventories	85
Long-term deposits	80
Property and equipment	1,714
Intercompany receivable	4,153
Other intangible assets	139,583
Goodwill	75,599

Total assets acquired	261,160

Trade payables	(858)
Current deferred tax liabilities	(2,046)
Accrued expenses and other liabilities	(24,061)
Long-term deferred tax liabilities	(48,327)

Total liabilities assumed	(75,292)

Net assets acquired	$185,868

Components Of Intangible Assets And Their Annual Rates Of Amortization

	Fair value	%

Core technology	$91,874	17
Customer relationships	32,310	13
Covenant not to compete	8,009	40
Backlog	7,390	50

Total intangible assets	$139,583

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation Annual Rates

%

Computers and peripheral equipment	33
Office furniture and equipment	6- 15

Schedule Of Other Intangible Assets Depreciation Annual Rates

%

Core technology	18
Customer relationships and distribution network	18
Capitalized software development costs (see l below)	33
Trademarks	30
Covenant not to compete	49

Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$194,553	$-	$194,553
U.S. Treasuries	-	13,443	-	13,443
U.S. Government agency debentures	-	375	-	375
Israeli Treasury Bills	-	106,574	-	106,574

Total marketable securities	$-	$314,945	$-	$314,945

Derivative assets	$-	$2,795	$-	$2,795

Derivative liabilities	$-	$(4,107)	$-	$(4,107)

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

Short Term And Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short Term And Long Term Investments [Abstract]
Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011

Corporate debentures	$190,826	$201,301	$3,787	$3,089	$60	$1,556	$194,553	$202,834
U.S. Treasuries	13,227	18,302	276	1,180	60	-	13,443	19,482
U.S. Government agency debentures	375	10,709	-	40	-	1	375	10,748
Israeli Treasury Bills	106,330	124,679	244	388	-	-	106,574	125,067

	$310,758	$354,991	$4,307	$4,697	$120	$1,557	$314,945	$358,131

Scheduled Maturities Of Available-For-Sale Marketable Securities

	Amortized	Estimated
	cost	fair value

Due within one year	$168,409	$168,791
Due after one year through five years	142,349	146,154

	$310,758	$314,945

Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2012	2011

Government authorities	$20,184	$17,495
Interest receivable	4,019	11,513
Prepaid expenses	8,575	9,929
Other	4,848	5,004

	$37,626	$43,941

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2012	2011

Raw materials	$3,330	$2,120
Work-in-progress	3,838	2,768
Finished goods	6,729	8,516

	$13,897	$13,404

Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-Term Assets [Abstract]
Other Long-Term Assets

	December 31,
	2012	2011

Investment in affiliate	$-	$236
Severance pay fund	22,147	21,405
Long-term deposits	1,914	2,183
Deferred tax assets	4,615	5,066

	$28,676	$28,890

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment

	December 31,
	2012	2011
Cost:
Computers and peripheral equipment	$104,883	$87,119
Office furniture and equipment	16,149	15,741
Leasehold improvements	23,261	13,848

	144,293	116,708
Accumulated depreciation:
Computers and peripheral equipment	80,179	68,062
Office furniture and equipment	12,823	12,256
Leasehold improvements	10,013	8,091

	103,015	88,409

Depreciated cost	$41,278	$28,299

Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
Schedule Of Definite-Lived Other Intangible Assets

	December 31,
	2012	2011
Original amounts:
Core technology	$290,217	$189,446
Customer relationships and distribution network	193,868	150,162
Capitalized software development costs	12,518	11,217
Trademarks	14,487	15,469
Covenant not to compete	10,582	3,076

	521,672	369,370
Accumulated amortization:
Core technology	152,331	110,194
Customer relationships and distribution network	114,384	81,709
Capitalized software development costs	10,016	8,622
Trademarks	11,111	9,535
Covenant not to compete	5,084	1,157

	292,926	211,217

Other intangible assets, net	$228,746	$158,153

Schedule Of Estimated Amortization Expense

For the year ended December 31,

2013	$72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696

$226,244

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule Of Goodwill

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2012	$290,590	$57,978	$260,619	$609,187

Acquisitions	75,599	-	6,803	82,402
Functional currency translation adjustments	2,114	476	848	3,438

As of December 31, 2012	$368,303	$58,454	$268,270	$695,027

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187

Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses And Other Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities

	December 31,
	2012	2011

Employees and payroll accruals	$66,732	$59,713
Accrued expenses	83,637	71,040
Government authorities	59,077	57,683
Other	3,006	1,936

	$212,452	$190,372

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Notional amount		Fair value
	December 31,		December 31,
	2012	2011	2012	2011

Option contracts to hedge payroll expenses	$88,050	$73,400	$2,795	$(2,920)
Option contracts to hedge future anticipated payments relating to leasehold improvements	-	3,000	-	(28)
Forward contracts to hedge Israeli Treasury Bills	107,408	123,501	(4,107)	9,587

	$195,458	$199,901	$(1,312)	$6,639

Schedule Of Outstanding Derivative Instruments

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivative assets:
Foreign exchange forward contracts		$-	$9,587
Foreign exchange option contracts		$2,795	$-

Derivative liabilities:
Foreign exchange option contracts		$-	$(2,948)
Foreign exchange forward contracts		$(4,107)	$-

Derivative assets	Other receivables and prepaid expenses	$2,795	$9,587
Derivative liabilities	Accrued expenses and other liabilities	$(4,107)	$(2,948)

Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(2,773)	$2,929	$(3,193)
Foreign exchange forward contracts	(11,072)	10,537	(894)

	$(13,845)	$13,466	$(4,087)

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2012	2011	2010
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$2,667	$(1,930)	$(1,127)
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	-	51
Foreign exchange forward contracts	Financial income	(10,551)	9,901	(39)

		$(7,884)	$7,971	$(1,115)

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2013	$15,832
2014	14,912
2015	14,329
2016	12,352
2017	11,373
2018 and thereafter	43,807

$112,605

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred tax assets:
Net operating losses carryforward *)	$27,606	$30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400

Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)

Deferred tax assets	30,596	27,187

Deferred tax liabilities:
Acquired intangibles	(68,795)	(39,742)

Deferred tax liabilities, net	$(38,199)	$(12,555)

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of income	$53,900	$69,649	$58,237

Statutory tax rate in Israel	25%	24%	25%
Approved and Privileged Enterprise benefits *)	(11.6)%	(12.8)%	(7.7)%
Changes in valuation allowance	(7.0)%	(0.5)%	(2.5)%
Earnings taxed under foreign law	(17.4)%	(0.4)%	(5.7)%
Tax Settlements and other adjustments of prior year provisions	(17.3)%	7.1%	4.3%
Other	2.3%	0.4%	3.0%

Effective tax rate	(26.0)%	17.8%	16.4%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.10	$0.09

Diluted	$0.10	$0.10	$0.09

Schedule Of Income Before Income Tax, Domestic And Foreign

	Year ended December 31,
	2012	2011	2010

Domestic	$67,559	$46,858	$38,608
Foreign	(13,659)	22,791	19,629

	$53,900	$69,649	$58,237

Schedule Of Taxes On Income
	Year ended December 31,
	2012	2011	2010

Current	$10,250	$21,136	$14,443
Deferred	(24,244)	(8,750)	(4,913)

	$(13,994)	$12,386	$9,530

Domestic	$16,856	$5,764	$4,384
Foreign	(30,850)	6,622	5,146

	$(13,994)	$12,386	$9,530

Of which:

	Year ended December 31,
	2012	2011	2010

Domestic Taxes
Current	$17,933	$8,097	$4,872
Deferred	(1,077)	(2,333)	(488)

	$16,856	$5,764	$4,384
Foreign Taxes
Current	$(7,749)	$13,039	$9,571
Deferred	(23,101)	(6,417)	(4,425)

	$(30,850)	$6,622	$5,146

Taxes on income	$(13,994)	$12,386	$9,530

Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$43,435	$36,029
Increases in tax positions for prior years	-	936
Decreases in tax positions for prior years	(3,147)	-
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)

Uncertain tax positions, end of year	$37,965	$43,435

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Options Valuation Assumptions

	2012	2011	2010

Expected volatility	27.8%- 34.8%	34.3%- 43.8%	42.8%- 48.4%
Weighted average volatility	29.4%	43.02%	43.7%
Risk free interest rate	0.4%- 0.5%	0.2%- 1.3%	0.8%- 1.8%
Expected dividend	0%	0%	0%
Expected term (in years)	3.3	2.5- 3.7	2.5- 3.7

Stock Options Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,983,541	$22.01	4.09	$62,049
Granted	1,243,501
Assumed	201,488
Exercised	(1,333,909)
Forfeited	(512,658)
Cancelled	(43,950)

Outstanding at December 31, 2012	4,538,013	21.53	4.31	54,231

Exercisable at December 31, 2012	1,802,460	24.82	3.18	15,612

Options Outstanding

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2012	term	price	2012	exercisable
		(Years)	$		$

$0.02	828	0.66	0.02	828	0.02
$0.27	1,161,448	5.12	0.27	210,795	0.27
$0.69	33,490	7.45	0.69	11,453	0.69
$2.89	5,132	2.13	2.89	5,132	2.89
$6.00- 6.87	19,964	3.56	6.57	19,964	6.57
$11.4- 14.60	66,046	5.83	12.88	48,551	13.20
$17.72- 25.01	350,472	3.54	21.37	230,246	22.05
$26.85- 35.31	2,900,633	4.02	30.64	1,275,491	30.42

	4,538,013	4.31	21.53	1,802,460	24.82

Summary Of Restricted Stock Units Activity

	Number of RSU & RSA	Weighted average exercise price *)

Outstanding at January 1, 2012	525,500	NIS	1
Issued	372,725	NIS	1
Assumed	61,188	NIS	1
Vested	(189,727)	NIS	1
Forfeited	(68,708)	NIS	1

Outstanding at December 31, 2012	700,978	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.

Reportable Segments And Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Reportable Segments And Geographical Information [Abstract]
Financial Information Of The Company's Reportable Segments

	Year ended December 31, 2012
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$565,993	$185,916	$127,103	$-	$879,012

Operating income (loss)	$112,027	$27,645	$3,200	$(97,240)	$45,632

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$123,237	$27,164	$(6,662)	$(84,711)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$111,771	$8,535	$71	$(71,325)	$49,052

Schedule Of Long-Lived Assets

	December 31,
	2012	2011

Customer Interactions Solutions	$24,247	$14,535
Security Solutions	5,941	4,533
Financial Crime and Compliance Solutions	7,157	7,319
Non-allocated	3,933	1,912

	$41,278	$28,299

Schedule Of Total Revenues From External Customers By Geographical Areas

	Year ended December 31,
	2012	2011	2010

Americas	$549,575	$499,162	$429,889
EMEA *)	200,624	187,650	175,489
Israel	9,784	8,990	7,316
Asia Pacific	119,029	98,029	76,757

	$879,012	$793,831	$689,451

Schedule Of Long-Lived Assets By Geographical Areas

	December 31,
	2012	2011

Americas	$8,583	$7,735
EMEA *)	5,042	4,334
Israel	25,942	14,685
Asia Pasific	1,711	1,545

	$41,278	$28,299
*)	Includes Europe, the Middle East (excluding Israel) and Africa.

Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Research And Development Costs, Net

	Year ended December 31,
	2012	2011	2010

Total costs	$126,584	$113,671	$102,208
Less - grants and participations	(4,087)	(3,394)	(3,814)
Less - capitalization of software development costs	(1,110)	(1,150)	(1,311)

	$121,387	$109,127	$97,083

Financial Income And Other, Net

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$4,230	$8,357	$8,889
Gain on forward contracts	-	9,902	-
Realized gain on marketable securities	2,095	1,124	1,435
Interest	2,616	3,154	1,787
Foreign currency translation	1,717	1,725	927

	10,658	24,262	13,038
Financial expenses:
Realized loss on marketable securities	(495)	(333)	(238)
Interest	(103)	(165)	(46)
Foreign currency translation	(2,368)	(11,872)	(2,109)
Other	(954)	(1,109)	(1,306)

	(3,920)	(13,479)	(3,699)

Other income (expenses), net	1,530	(162)	(154)

	$8,268	$10,621	$9,185

Net Earnings Per Share
1.	Numerator:

	Year ended December 31,
	2012	2011	2010

Net income available to ordinary shareholders	$67,894	$57,263	$48,707

2.	Denominator (in thousands):

	Year ended December 31,
	2012	2011	2010

Denominator for basic net earnings per share -
Weighted average number of shares	60,905	62,924	62,652
Effect of dilutive securities:
Add - employee stock options and RSU	1,356	1,317	1,480

Denominator for diluted net earnings per share - adjusted weighted average shares	62,261	64,241	64,132

General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Acquisition Of Cybertech And Fizzback [Member]	Dec. 31, 2010 Acquisition Of Orsus, Lamda And E-Glue [Member]	Feb. 07, 2012 Acquisition Of Merced [Member]	Oct. 22, 2012 Acquisition Of RedKite [Member]
Business Acquisition [Line Items]
Total consideration for the acquisition of Merced					$ 185,868
Cash			140,341	59,766		9,017
Goodwill			85,994	30,423	75,599	6,803
Total consideration						11,601
Fair value of potential earn-out based on performance milestones						2,584
Maximum additional payment of earn-out						5,750
Amortization of intangible assets weighted average rate					17.00%
Intangibles			68,785	32,401		4,785
Additional payment				5,689
Acquisition costs	$ 2,902	$ 2,925
Amortization period of technology intangible	3 years

General (Schedule Of Total Purchase Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 07, 2012 Acquisition Of Merced [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Feb. 07, 2012 Maximum [Member] Acquisition Of Merced [Member]	Feb. 07, 2012 Minimum [Member] Acquisition Of Merced [Member]
Cash				$ 182,105
Options and Restricted Share Units				3,763 [1]
Total purchase price				$ 185,868
Options and restricted shares, vested				262,676
Expected life, months	3 years 3 months 18 days	2 years 6 months	2 years 6 months		3 years 8 months 12 days	3 years 8 months 12 days	35 months	1 month
Risk-free interest rate, minimum	0.40%	0.20%	0.80%	0.08%
Risk free interest rate, maximum	0.50%	1.30%	1.80%	0.35%
Expected volatility, minimum	27.80%	34.30%	42.80%	30.70%
Expected volatility, maximum	34.80%	43.80%	48.40%	46.05%

[1]	Represents the fair value of the vested portion of 262,676 options and restricted shares of NICE granted upon consummation of the acquisition in exchange of partially vested options of Merced originally granted under the Merced Systems Inc. option plan. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-35 months, risk-free interest rate of 0.08%- 0.35%, expected volatility of 30.7%- 46.05% and no dividend yield.

General (Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) (Acquisition Of Merced [Member], USD $) In Thousands, unless otherwise specified	Feb. 07, 2012
Acquisition Of Merced [Member]
Cash	$ 23,509
Trade receivables	14,116
Other receivables and prepaid expenses	1,201
Current deferred tax assets	1,120
Inventories	85
Long-term deposits	80
Property and equipment	1,714
Intercompany receivable	4,153
Other intangible assets	139,583
Goodwill	75,599
Total assets acquired	261,160
Trade payables	(858)
Current deferred tax liabilities	(2,046)
Accrued expenses and other liabilities	(24,061)
Long-term deferred tax liabilities	(48,327)
Total liabilities assumed	(75,292)
Total purchase price	$ 185,868

General (Components Of Intangible Assets And Their Annual Rates Of Amortization) (Details) (Acquisition Of Merced [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Feb. 07, 2012
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 139,583
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	91,874
Annual rates of amortization	17.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	32,310
Annual rates of amortization	13.00%
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,009
Annual rates of amortization	40.00%
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 7,390
Annual rates of amortization	50.00%

General (Schedule Of Unaudited Pro Forma Condensed Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Revenues	$ 894,649	$ 830,754
Net income	$ 69,966	$ 14,924
Basic net earnings per share	$ 1.15	$ 0.24
Diluted net earnings per share	$ 1.12	$ 0.23

Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Cash equivalents maturities, months	3 months
Inventory write-downs	$ 3,482,000	$ 1,395,000	$ 1,203,000
Impairment on acquired IPR&D	0	1,425,000	0
Provision for product returns	2,167,000	2,237,000
Severance pay expense	11,176,000	12,090,000	8,978,000
Employee contribute percentage, max	6.00%
Employee contribute amount, max per year	16,500
Employees over 50 years of age maximum annual contribution per year	22,000
Age of employees, minimum	50 years
Matching percentage of employee contributions to plan	50.00%
Expense for matching contributions	3,989,000	3,129,000	2,723,000
Weighted average number of shares related to outstanding anti-dilutive options and restricted shares	785,821	1,096,069	2,086,379
Advertising expenses	10,214,000	7,887,000	6,969,000
Measurement of maximum tax benefit	50.00%
Interest and penalties expenses	1,880,000
Reclassification adjustment		$ 765,000	$ 204,000

Significant Accounting Policies (Schedule Of Property And Equipment Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2012
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	15.00%

Significant Accounting Policies (Schedule Of Other Intangible Assets Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2012
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Customer Relationships And Distribution Network [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	30.00%
Covenant Not To Compete [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	49.00%

Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	$ 314,945	$ 358,131
Derivative assets	2,795	9,587
Derivative liabilities	(4,107)	(2,948)
Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	194,553	202,834
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	13,443	19,482
U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	375	10,748
Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	106,574	125,067
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 1 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	314,945	358,131
Derivative assets	2,795	9,587
Derivative liabilities	(4,107)	(2,948)
Level 2 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	194,553	202,834
Level 2 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	13,443	19,482
Level 2 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	375	10,748
Level 2 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	106,574	125,067
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 3 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Other Receivables And Prepaid Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	2,795	9,587
Accrued Expenses And Other Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (4,107)	$ (2,948)

Short Term And Long Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Marketable securities	$ 314,945	$ 358,131
Short term bank deposits	$ 31,164	$ 8

Short Term And Long Term Investments (Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 310,758	$ 354,991
Gross unrealized gains	4,307	4,697
Gross unrealized losses	120	1,557
Estimated fair value, Total	314,945	358,131
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	190,826	201,301
Gross unrealized gains	3,787	3,089
Gross unrealized losses	60	1,556
Estimated fair value, Total	194,553	202,834
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,227	18,302
Gross unrealized gains	276	1,180
Gross unrealized losses	60
Estimated fair value, Total	13,443	19,482
U.S. Government Agency Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	375	10,709
Gross unrealized gains		40
Gross unrealized losses		1
Estimated fair value, Total	375	10,748
Israeli Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	106,330	124,679
Gross unrealized gains	244	388
Gross unrealized losses
Estimated fair value, Total	$ 106,574	$ 125,067

Short Term And Long Term Investments (Scheduled Maturities Of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Amortized cost, Due within one year	$ 168,409
Amortized cost, Due after one year through five years	142,349
Estimated fair value, Due within one year	168,791
Estimated fair value, Due after one year through five years	146,154
Amortized cost, Total	310,758
Estimated fair value, Total	$ 314,945	$ 358,131

Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Government authorities	$ 20,184	$ 17,495
Interest receivable	4,019	11,513
Prepaid expenses	8,575	9,929
Other	4,848	5,004
Other receivables and prepaid expenses	$ 37,626	$ 43,941

Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 3,330	$ 2,120
Work-in-progress	3,838	2,768
Finished goods	6,729	8,516
Total Inventories	$ 13,897	$ 13,404

Other Long-Term Assets (Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long-Term Assets [Abstract]
Investment in affiliate		$ 236
Severance pay fund	22,147	21,405
Long-term deposits	1,914	2,183
Deferred tax assets	4,615	5,066
Other assets, noncurrent, total	$ 28,676	$ 28,890

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 144,293	$ 116,708
Accumulated depreciation	103,015	88,409
Depreciated cost	41,278	28,299
Depreciation expense	16,280	12,959	11,757
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	104,883	87,119
Accumulated depreciation	80,179	68,062
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	16,149	15,741
Accumulated depreciation	12,823	12,256
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	23,261	13,848
Accumulated depreciation	$ 10,013	$ 8,091

Other Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 32,590	$ 23,677	$ 19,489
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 79,196	$ 52,574	$ 45,353

Other Intangible Assets, Net (Schedule Of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	$ 521,672	$ 369,370
Other intangible assets, Accumulated amortization	292,926	211,217
Other intangible assets, net	228,746	158,153
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	290,217	189,446
Other intangible assets, Accumulated amortization	152,331	110,194
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	193,868	150,162
Other intangible assets, Accumulated amortization	114,384	81,709
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	12,518	11,217
Other intangible assets, Accumulated amortization	10,016	8,622
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	14,487	15,469
Other intangible assets, Accumulated amortization	11,111	9,535
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	10,582	3,076
Other intangible assets, Accumulated amortization	$ 5,084	$ 1,157

Other Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
2013	$ 72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696
Other intangible assets, net (excluding amortization of capitalized software costs)	$ 226,244

Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, As of January 1	$ 609,187	$ 527,614
Acquisitions	82,402	85,994
Functional currency translation adjustments	3,438	(4,421)
Ending balance, As of December 31	695,027	609,187
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	290,590	214,805
Acquisitions	75,599	79,719
Functional currency translation adjustments	2,114	(3,934)
Ending balance, As of December 31	368,303	290,590
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	57,978	52,129
Acquisitions		6,275
Functional currency translation adjustments	476	(426)
Ending balance, As of December 31	58,454	57,978
Financial Crime And Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	260,619	260,680
Acquisitions	6,803
Functional currency translation adjustments	848	(61)
Ending balance, As of December 31	$ 268,270	$ 260,619

Accrued Expenses And Other Liabilities (Components Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Employees and payroll accruals	$ 66,732	$ 59,713
Accrued expenses	83,637	71,040
Government authorities	59,077	57,683
Other	3,006	1,936
Accrued expenses and other liabilities	$ 212,452	$ 190,372

Derivative Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Abstract]
Maximum length of time hedged in cash flows, year	1 year
Net loss on derivative instruments	$ 2,789
Gain (loss) on cash flow hedge ineffectiveness	$ 0	$ 0	$ 38

Derivative Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount	$ 195,458	$ 199,901
Fair value	(1,312)	6,639
Option Contracts To Hedge Payroll Expenses [Member]
Derivative [Line Items]
Notional amount	88,050	73,400
Fair value	2,795	(2,920)
Option Contracts To Hedge Leasehold Improvements [Member]
Derivative [Line Items]
Notional amount		3,000
Fair value		(28)
Forward Contracts To Hedge Israeli Treasury Bills [Member]
Derivative [Line Items]
Notional amount	107,408	123,501
Fair value	$ (4,107)	$ 9,587

Derivative Instruments (Schedule Of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative assets	$ 2,795	$ 9,587
Derivative liabilities	(4,107)	(2,948)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets	2,795
Derivative liabilities		(2,948)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets		9,587
Derivative liabilities	(4,107)
Other Receivables And Prepaid Expenses [Member]
Derivative [Line Items]
Derivative assets	2,795	9,587
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (4,107)	$ (2,948)

Derivative Instruments (Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ (13,845)	$ 13,466	$ (4,087)
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(7,884)	7,971	(1,115)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(2,773)	2,929	(3,193)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	(11,072)	10,537	(894)
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	2,667	(1,930)	(1,127)
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)			51
Financial Income [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ (10,551)	$ 9,901	$ (39)

Commitments And Contingent Liabilities (Narrative) (Details)	0 Months Ended			1 Months Ended	12 Months Ended
	Jul. 15, 2010 USD ($)	Jul. 15, 2010 ILS	Mar. 10, 2010 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Agreements With Suppliers To Purchase Goods [Member] USD ($)	Dec. 31, 2012 Agreements With Suppliers To Purchase Licenses And Hosting Services [Member] USD ($)
Rent expenses					$ 17,373,000	$ 18,607,000	$ 16,202,000
Minimum payment under operating leases upon cancellation					1,322,000
Lease expense related to motor vehicles lease contracts					4,798,000	5,707,000	5,507,000
Non-cancelable obligations								2,402,000	11,190,000
Repayment sought				648,000
Repayment sought including accrued interest				740,000
Claiming damages for breach of contract	262,000	1,000,000	8,000,000
Mediation settlement amount					100,000
Estimated demand for settlement					$ 310,000

Commitments And Contingent Liabilities (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 15,832
2014	14,912
2015	14,329
2016	12,352
2017	11,373
2018 and thereafter	43,807
Operating leases, Future minimum payments, Total	$ 112,605

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Line Items]
Effective tax rate	(26.00%)	17.80%	16.40%
Tax-exempt attributable to approved and privileged enterprise programs	$ 310,000
Income tax liability	56,000
Number of equal annual installments	3
Amortization period of certain tax benefits	8 years
Undistributed earnings of subsidiaries considered indefinitely reinvested	209,000
Corresponding unrecognized deferred tax liability	42,700
Tax loss carry-forwards	126,000
Tax loss carry-forwards that have no expiration date	92,000
Operating loss carry-forwards expiration date	2013 and 2029
Unrecognized tax benefits that would impact effective tax rate	37,804
Accrued interest related to income tax uncertainties	$ 4,107
2010 [Member]
Taxes On Income [Line Items]
Effective tax rate	25.00%
2012 [Member]
Taxes On Income [Line Items]
Effective tax rate	24.00%
Amended tax rate	15.00%
2012 And Onwards [Member]
Taxes On Income [Line Items]
Effective tax rate	25.00%
2013 And 2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2015 And Thereafter
Taxes On Income [Line Items]
Amended tax rate	12.00%
Maximum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	25.00%
Effective corporate income tax rate under statutory linear formula provided in the Orde	17.50%
Minimum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	10.00%
Effective corporate income tax rate under statutory linear formula provided in the Orde	6.00%

Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Net operating losses carryforward	$ 27,606	$ 30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400
Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)
Deferred tax assets	30,596	27,187
Acquired intangibles	(68,795)	(39,742)
Deferred tax liabilities, net	(38,199)	(12,555)
Current deferred tax assets	15,564	10,405
Long-term deferred tax assets	4,615	5,066
Current deferred tax liabilities	(37)	(260)
Long-term deferred tax liabilities	(58,341)	(27,766)
Exercise of employee stock options	$ 9,600	$ 9,300

Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 53,900		$ 69,649		$ 58,237
Statutory tax rate in Israel	25.00%		24.00%		25.00%
Approved and Privileged Enterprise benefits	(11.60%)	[1]	(12.80%)	[1]	(7.70%)	[1]
Changes in valuation allowance	(7.00%)		(0.50%)		(2.50%)
Earnings taxed under foreign law	(17.40%)		(0.40%)		(5.70%)
Tax Settlements and other adjustments of prior year provisions	(17.30%)		7.10%		4.30%
Other	2.30%		0.40%		3.00%
Effective tax rate	(26.00%)		17.80%		16.40%
Basic	$ 1.11		$ 0.91		$ 0.78
Diluted	$ 1.09		$ 0.89		$ 0.76
Approved And Privileged Enterprise [Member]
Taxes On Income [Line Items]
Basic	$ 0.1		$ 0.1		$ 0.09
Diluted	$ 0.1		$ 0.1		$ 0.09

[1]	Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status

Taxes On Income (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Line Items]
Income before taxes on income	$ 53,900	$ 69,649	$ 58,237
Domestic Tax Authority [Member]
Taxes On Income [Line Items]
Income before taxes on income	67,559	46,858	38,608
Foreign Tax Authority [Member]
Taxes On Income [Line Items]
Income before taxes on income	$ (13,659)	$ 22,791	$ 19,629

Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 10,250	$ 21,136	$ 14,443
Deferred	(24,244)	(8,750)	(4,913)
Domestic	16,856	5,764	4,384
Foreign	(30,850)	6,622	5,146
Taxes on income	(13,994)	12,386	9,530
Domestic Tax Authority [Member]
Current	17,933	8,097	4,872
Deferred	(1,077)	(2,333)	(488)
Domestic	16,856	5,764	4,384
Foreign Tax Authority [Member]
Current	(7,749)	13,039	9,571
Deferred	(23,101)	(6,417)	(4,425)
Foreign	$ (30,850)	$ 6,622	$ 5,146

Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Uncertain tax positions, beginning of year	$ 43,435	$ 36,029
Increases in tax positions for prior years		936
Decreases in tax positions for prior years	3,147
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)
Uncertain tax positions, end of year	$ 37,965	$ 43,435

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended
	Feb. 15, 2011	Aug. 05, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2003 Option Plan [Member]	Dec. 31, 2012 2008 Plan [Member]	Jun. 15, 2009 Stock Option Exchange [Member]	Dec. 31, 2012 Options Vesting Quarterly [Member] 2003 Option Plan [Member]	Feb. 15, 2011 Maximum Amount Per Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date						25.00%	25.00%
Percentage of stock options exercisable, quarterly						6.25%	6.25%
Stock options vesting period in years		4 years					4 years	4 years	3 years
Stock options expiration period		6 years				6 years	6 years	6 years
Percentage of restricted share units granted become vested, annually							25.00%
Maximum Percentage of entity's issued and outstanding share capital under the 2008 Share Incentive Plan			3.50%
Stock options, exchange ratio		300.00%
Weighted-average grant-date fair value, options granted			$ 16.09	$ 17.99	$ 14.58
Total intrinsic value, options exercised			$ 18,072	$ 19,295	$ 15,294
Unrecognized compensation expense related to non-vested stock options and restricted stock awards			41,086
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years			4 years
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, minimum			2.00%
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, maximum			10.00%
Shares purchased by employees under Employee Stock Purchase Plan			17,753	16,582	16,537
Shares purchased by employees under Employee Stock Purchase Plan, average price			$ 33.73	$ 33.88	$ 26.38
Price of shares purchased under Employee Stock Purchase Plan, percentage of fair value			95.00%
Stock repurchase program, authorized amount	$ 300,000									$ 100,000

Shareholders' Equity (Options Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected volatility, minimum	27.80%	34.30%	42.80%
Expected volatility, maximum	34.80%	43.80%	48.40%
Weighted average volatility	29.40%	43.02%	43.70%
Risk free interest rate, minimum	0.40%	0.20%	0.80%
Risk free interest rate, maximum	0.50%	1.30%	1.80%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 3 months 18 days	2 years 6 months	2 years 6 months
Maximum [Member]
Expected term (in years)		3 years 8 months 12 days	3 years 8 months 12 days

Shareholders' Equity (Stock Options Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of options, Outstanding at January 1	4,983,541
Number of options, Granted	1,243,501
Number of options, Assumed	201,488
Number of options, Exercised	(1,333,909)
Number of options, Forfeited	(512,658)
Number of options, Cancelled	(43,950)
Number of options, Outstanding at December 31	4,538,013	4,983,541
Number of options, Exercisable at December 31	1,802,460
Weighted-average exercise price, Outstanding at January 1	$ 22.01
Weighted-average exercise price, Granted
Weighted-average exercise price, Assumed
Weighted-average exercise price, Exercised
Weighted-average exercise price, Forfeited
Weighted-average exercise price, Cancelled
Weighted-average exercise price, Outstanding at December 31	$ 21.53	$ 22.01
Weighted-average exercise price, Exercisable at December 31	$ 24.82
Weighted-average remaining contractual term (in years), Outstanding at January 1	4 years 3 months 22 days	4 years 1 month 2 days
Weighted-average remaining contractual term (in years), Outstanding at December 31	4 years 3 months 22 days	4 years 1 month 2 days
Weighted-average remaining contractual term (in years), Exercisable at December 31	3 years 2 months 5 days
Aggregate intrinsic value, Outstanding at January 1	$ 62,049
Aggregate intrinsic value, Outstanding at December 31	54,231	62,049
Aggregate intrinsic value, Exercisable at December 31	$ 15,612

Shareholders' Equity (Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	4,538,013	4,983,541
Weighted average remaining contractual Term (in years)	4 years 3 months 22 days	4 years 1 month 2 days
Weighted average exercise price	$ 21.53	$ 22.01
Options exercisable as of December 31, 2011	1,802,460
Weighted average exercise price of options exercisable	$ 24.82
0.02 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	828
Weighted average remaining contractual Term (in years)	7 months 28 days
Weighted average exercise price	$ 0.02
Options exercisable as of December 31, 2011	828
Weighted average exercise price of options exercisable	$ 0.02
Range of exercise price, upper	$ 0.02
0.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	1,161,448
Weighted average remaining contractual Term (in years)	5 years 1 month 10 days
Weighted average exercise price	$ 0.27
Options exercisable as of December 31, 2011	210,795
Weighted average exercise price of options exercisable	$ 0.27
Range of exercise price, upper	$ 0.27
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	33,490
Weighted average remaining contractual Term (in years)	7 years 5 months 12 days
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2011	11,453
Weighted average exercise price of options exercisable	$ 0.69
Range of exercise price, lower	$ 0.69
2.89 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	5,132
Weighted average remaining contractual Term (in years)	2 years 1 month 17 days
Weighted average exercise price	$ 2.89
Options exercisable as of December 31, 2011	5,132
Weighted average exercise price of options exercisable	$ 2.89
Range of exercise price, upper	$ 2.89
6.00 - 6.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	19,964
Weighted average remaining contractual Term (in years)	3 years 6 months 22 days
Weighted average exercise price	$ 6.57
Options exercisable as of December 31, 2011	19,964
Weighted average exercise price of options exercisable	$ 6.57
Range of exercise price, lower	$ 6
Range of exercise price, upper	$ 6.87
11.4 -14.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	66,046
Weighted average remaining contractual Term (in years)	5 years 9 months 29 days
Weighted average exercise price	$ 12.88
Options exercisable as of December 31, 2011	48,551
Weighted average exercise price of options exercisable	$ 13.2
Range of exercise price, lower	$ 11.4
Range of exercise price, upper	$ 14.6
17.72 - 25.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	350,472
Weighted average remaining contractual Term (in years)	3 years 6 months 15 days
Weighted average exercise price	$ 21.37
Options exercisable as of December 31, 2011	230,246
Weighted average exercise price of options exercisable	$ 22.05
Range of exercise price, lower	$ 17.72
Range of exercise price, upper	$ 25.01
26.85 - 35.31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	2,900,633
Weighted average remaining contractual Term (in years)	4 years 7 days
Weighted average exercise price	$ 30.64
Options exercisable as of December 31, 2011	1,275,491
Weighted average exercise price of options exercisable	$ 30.42
Range of exercise price, lower	$ 26.85
Range of exercise price, upper	$ 35.31

Shareholders' Equity (Summary Of Restricted Stock Units Activity) (Details) (RSU And RSA [Member])	12 Months Ended
	Dec. 31, 2012 ILS		Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2012	525,500		700,978
Issued	372,725
Assumed	61,188
Vested	(189,727)
Forfeited	(68,708)
Outstanding at December 31, 2012			700,978
Weighted average exercise price, Outstanding at January 1, 2011	1	[1]	$ 0.27
Weighted average exercise price, Issued	1	[1]
Weighted average exercise price, Assumed	1	[1]
Weighted average exercise price, Vested	1	[1]
Weighted average exercise price, Forfeited	1	[1]
Weighted average exercise price, Outstanding at December 31, 2011	1	[1]	$ 0.27

[1]	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.27.

Shareholders' Equity (Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses	$ 23,612	$ 21,159	$ 21,054
Cost Of Revenues [Member]
Total stock-based compensation expenses	4,156	2,922	2,634
Research And Development, Net [Member]
Total stock-based compensation expenses	2,840	2,966	3,650
Selling And Marketing [Member]
Total stock-based compensation expenses	7,981	7,490	5,920
General And Administrative [Member]
Total stock-based compensation expenses	$ 8,635	$ 7,781	$ 8,850

Reportable Segments And Geographical Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2012 segment
Reportable Segments And Geographical Information [Abstract]
Number of operating segments	3

Reportable Segments And Geographical Information (Financial Information Of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 879,012	$ 793,831	$ 689,451
Operating income (loss)	45,632	59,028	49,052
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	565,993	477,572	403,940
Operating income (loss)	112,027	123,237	111,771
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	185,916	191,852	165,998
Operating income (loss)	27,645	27,164	8,535
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	127,103	124,407	119,513
Operating income (loss)	3,200	(6,662)	71
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)	$ (97,240)	$ (84,711)	$ (71,325)

Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 41,278	$ 28,299
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	24,247	14,535
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	5,941	4,533
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	7,157	7,319
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,933	$ 1,912

Reportable Segments And Geographical Information (Schedule Of Total Revenues From External Customers By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 879,012		$ 793,831		$ 689,451
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	549,575		499,162		429,889
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	200,624	[1]	187,650	[1]	175,489	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,784		8,990		7,316
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 119,029		$ 98,029		$ 76,757

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.

Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 41,278		$ 28,299
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	8,583		7,735
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	5,042	[1]	4,334	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	25,942		14,685
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,711		$ 1,545

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.

Selected Statements of Income Data (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012 sqm	Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Discontinued use of research and develpment and sales facilities, area	14,783
Fair value of accrued future contractual obligations	$ 900,000
Restructuring charges	$ 1,900,000	$ 1,884,000

Selected Statements Of Income Data (Research And Development Costs, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Income Data [Abstract]
Total costs	$ 126,584	$ 113,671	$ 102,208
Less - grants and participations	(4,087)	(3,394)	(3,814)
Less - capitalization of software development costs	(1,110)	(1,150)	(1,311)
Research and development, net	$ 121,387	$ 109,127	$ 97,083

Selected Statements Of Income Data (Financial Income And Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Income Data [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 4,230	$ 8,357	$ 8,889
Gain on forward contracts		9,902
Realized gain on marketable securities	2,095	1,124	1,435
Interest	2,616	3,154	1,787
Foreign currency translation	1,717	1,725	927
Financial income, net	10,658	24,262	13,038
Realized loss on marketable securities	(495)	(333)	(238)
Interest	(103)	(165)	(46)
Foreign currency translation	(2,368)	(11,872)	(2,109)
Other	(954)	(1,109)	(1,306)
Financial expenses, net	(3,920)	(13,479)	(3,699)
Other income (expenses), net	1,530	(162)	(154)
Financial income and other, net	$ 8,268	$ 10,621	$ 9,185

Selected Statements Of Income Data (Net Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Income Data [Abstract]
Numerator - Net income available to ordinary shareholders	$ 67,894	$ 57,263	$ 48,707
Denominator for basic net earnings per share - Weighted average number of shares	60,905	62,924	62,652
Add - employee stock options and RSU	1,356	1,317	1,480
Denominator for diluted net earnings per share - adjusted weighted average shares	62,261	64,241	64,132